Note 18 - Related Party Transactions	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of related party [text block]
18.	RELATED PARTY TRANSACTIONS

The Company does not have offices or direct personnel in Mexico, but rather is party to a Field Services Agreement, whereby it has contracted administrative and exploration services in Mexico with Minera Cascabel, S.A. de C.V. (“Cascabel”) and IMDEX Inc. (“IMDEX”). Dr. Peter Megaw, the Company’s Chief Exploration Officer, is a principal of both IMDEX and Cascabel, and is remunerated by the Company through fees to IMDEX. In addition to corporate executive responsibilities with MAG, Dr. Megaw is responsible for the planning, execution and assessment of the Company’s exploration programs, and he and his team developed the geologic concepts and directed the discovery and acquisition of the Juanicipio property.

During the year, the Company incurred expenses with Cascabel and IMDEX as follows:

	December 31,	December 31,
	2022	2021
	$	$

Fees related to Dr. Megaw:
Exploration and marketing services	372	436
Travel and expenses	30	29
Other fees to Cascabel and IMDEX:
Administration for Mexican subsidiaries	54	54
Field exploration services	165	167
Share-based payments (Note 13)	456	477
	1,077	1,163

All transactions are incurred in the normal course of business, and are negotiated on terms between the parties which are believed to represent fair market value for all services rendered. A portion of the expenditures are incurred on the Company’s behalf, and are charged to the Company on a “cost + 10%” basis. The services provided do not include drilling and assay work which are contracted out independently from Cascabel and IMDEX. Included in trade and other payables at December 31, 2022 is $104 related to these services ( December 31, 2021: $22).

Any amounts due to related parties arising from the above transactions are unsecured, non-interest bearing and are due upon receipt of invoices.

The Company holds various mineral property claims in Mexico upon which full impairments have been recognized. The Company is obligated to a 2.5% NSR royalty on the Cinco de Mayo property payable to the principals of Cascabel under the terms of an option agreement dated February 26, 2004, whereby the Company acquired a 100% interest in the property from Cascabel, and under the terms of assignment agreements entered into by Cascabel with its principals.

The immediate parent and ultimate controlling party of the consolidated group is MAG Silver Corp. (incorporated in British Columbia, Canada).

The details of the Company’s significant subsidiaries and controlling ownership interests are as follows:

Name	Country of	Principal	MAG's effective interest
	Incorporation	Project	2022 (%)	2021 (%)

Minera Los Lagartos, S.A. de C.V.	Mexico	Juanicipio (44%)	100%	100%

Balances and transactions between the Company and its subsidiaries have been eliminated on consolidation and are not disclosed in this note.

As at December 31, 2022, Fresnillo and the Company have advanced $237,857 as shareholder loans (MAG’s 44% share $104,653) to Juanicipio, bearing interest at 3 and 6 month LIBOR + 2%. Prior to January 1, 2022, the interest accrued within Juanicipio was capitalized to ‘Mineral interests, plant and equipment. However, with the mine being brought to commercial production in 2022, a portion of the interest accrued within Juanicipio is now being expensed whereas the remainder, pertaining to the plant, keeps being capitalized. Capitalized interest recorded by the Company on the loans totaling $2,992 has therefore been applied to the Investment in Juanicipio account reducing its balance as an eliminating related party entry (Note 10).

During the year ended December 31, 2022, compensation of key management personnel (including directors) was as follows:

		For the year ended
	December 31,	December 31,
	2022	2021
	$	$
Salaries and other short term employee benefits(1)	2,457	1,941
Share-based payments (Note 13)	1,774	2,219
	4,231	4,160

(1)	Includes $382 severance paid to a former executive of the Company.

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Company, directly or indirectly, and consists of its directors, the Chief Executive Officer, the Chief Financial Officer and the Chief Sustainability Officer.